Expense Example - FidelityBlueChipGrowthFund-KPRO - FidelityBlueChipGrowthFund-KPRO - Fidelity Blue Chip Growth Fund - Fidelity Blue Chip Growth Fund - Class K	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 41
3 years	128
5 years	224
10 years	$ 505